Income Taxes - Reconciled Tax at Statutory Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income tax (expense) benefit at statutory tax rates	$ (79.1)	$ (75.0)	$ 6.2
US state income taxes, net of the federal benefit	(3.6)	(2.4)	(1.8)
Asbestos adjustments	(0.8)	48.3	30.2
Expenses not deductible	(2.0)	(3.4)	(2.1)
Non-assessable items	1.9	0.5	0.6
US manufacturing deduction	4.1	2.6	1.2
Foreign taxes on domestic income	(5.7)	(0.7)
Amortization of intangibles	2.9	2.8	1.7
Taxes on foreign income	(7.4)	(4.5)	(2.9)
Tax assessment in dispute			10.7
Other items	3.6	0.5	1.1
Total income tax (expense) benefit	$ (86.1)	$ (31.3)	$ 44.9
Effective tax rate	26.10%	9.70%	(82.20%)